Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Nov. 08, 2023
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 3,645	[1]	$ 2,832
Adjustment on currency translation	61		(162)
Additions	592		318
Amortisation for the year	(124)		(159)		$ (178)
Impairment reversal	231		150
Subsidiaries no longer consolidated			(150)
Newly consolidated operations	85		822
Disposals, transfers and other movements	(101)		(6)
Intangible assets at end of period	4,389		$ 3,645	[1]	2,832
Interest costs capitalised	$ 4
Average borrowing rate used for capitalisation of interest	7.50%		5.60%
Meridian Minera Limitada | Agua De La Falda
Disclosure of detailed information about intangible assets [Line Items]
Percentage of voting equity interests acquired	57.70%					57.70%
Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 7,881
Intangible assets at end of period	7,133		$ 7,881
Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(4,236)
Intangible assets at end of period	(2,744)		(4,236)
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,368		363
Adjustment on currency translation	0		(22)
Additions	471		207
Amortisation for the year	0		0
Impairment reversal	231		150
Subsidiaries no longer consolidated			(150)
Newly consolidated operations	85		822
Disposals, transfers and other movements	(176)		(2)
Intangible assets at end of period	1,979		1,368		363
Exploration and evaluation | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	3,030
Intangible assets at end of period	1,989		3,030
Exploration and evaluation | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,662)
Intangible assets at end of period	(10)		(1,662)
Trademarks, patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	12		22
Adjustment on currency translation	1		(2)
Additions	0		5
Amortisation for the year	(4)		(13)
Impairment reversal	0		0
Subsidiaries no longer consolidated			0
Newly consolidated operations	0		0
Disposals, transfers and other movements	0		0
Intangible assets at end of period	9		12		22
Trademarks, patented and non-patented technology | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	211
Intangible assets at end of period	222		211
Trademarks, patented and non-patented technology | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(199)
Intangible assets at end of period	(213)		(199)
Contract-based intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,875		2,008
Adjustment on currency translation	52		(114)
Additions	0		0
Amortisation for the year	(7)		(9)
Impairment reversal	0		0
Subsidiaries no longer consolidated			0
Newly consolidated operations	0		0
Disposals, transfers and other movements	33		(10)
Intangible assets at end of period	1,953		1,875		2,008
Contract-based intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,908
Intangible assets at end of period	2,996		2,908
Contract-based intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,033)
Intangible assets at end of period	(1,043)		(1,033)
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	390		439
Adjustment on currency translation	8		(24)
Additions	121		106
Amortisation for the year	(113)		(137)
Impairment reversal	0		0
Subsidiaries no longer consolidated			0
Newly consolidated operations	0		0
Disposals, transfers and other movements	42		6
Intangible assets at end of period	448		390		$ 439
Carbon abatement spend	61		33
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,732
Intangible assets at end of period	1,926		1,732
Other intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,342)
Intangible assets at end of period	$ (1,478)		$ (1,342)

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.